Guarantee Receivable (Tables)	12 Months Ended
Dec. 31, 2025
Guarantee Receivable [Abstract]
Schedule of Guarantee Receivable

The Group’s guarantee receivable as of December 31, 2024 and 2025 are as follows:

	As of December 31, 2024	As of December 31, 2025
	RMB	RMB
Guarantee receivable	537,791	1,085,226
Allowance for uncollectible receivables	(63,659)	(252,321)
Guarantee receivable, net	474,132	832,905

Schedule of Movement of Guarantee Receivable

The movement of guarantee receivable for the years ended December 31, 2024 and 2025 is as follows:

	Year ended December 31, 2024	Year ended December 31, 2025
	RMB	RMB
Balance at beginning of year	6,221	537,791
Addition in the current year	1,027,383	2,221,546
Collection in the current year	(490,356)	(1,610,165)
Write-off	(5,457)	(63,946)
Balance at end of year	537,791	1,085,226

Schedule of Movement of Allowance For Uncollectible Receivables

The movement of allowance for uncollectible receivables for the years ended December 31, 2024 and 2025 is as follows:

	Year ended December 31, 2024	Year ended December 31, 2025
	RMB	RMB
Balance at beginning of year	(3,331)	(63,659)
Addition in the current year	(65,785)	(252,608)
Write-off	5,457	63,946
Balance at end of year	(63,659)	(252,321)